Schedule of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Remainder of fiscal year	$ 115,145
Year one	204,211	$ 228,430
Year two	165,966	200,125
Year three	165,966	161,880
Year four	112,006	161,880
Year five	1,362	107,920
Total future minimum lease payments	764,656	860,235
Less: imputed interest	(69,084)	(84,689)
Operating lease liability	$ 695,572	$ 775,546	$ 363,296